UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and Address of issuer:

        The AllianceBernstein Portfolios
        1345 Avenue of the Americas
        New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

        AllianceBernstein Tax-Managed Wealth Appreciation Strategy (Class A, Class B, Class C and Advisor Class shares)

        AllianceBernstein Tax-Managed Balanced Wealth Strategy
        (Class A, Class B, Class C and Advisor Class shares)

        AllianceBernstein Tax-Managed Wealth Preservation Strategy (Class A, Class B, Class C and Advisor Class shares)

        AllianceBernstein Wealth Appreciation Strategy
        (Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I shares)

        AllianceBernstein Balanced Wealth Strategy
        (Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares)

        AllianceBernstein Wealth Preservation Strategy
        (Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares)

3.      Investment Company Act File Number:

        811-05088

        Securities Act File Number:

        33-12988

4(a).   Last day of fiscal year for which this Form is filed:

        August 31, 2008

4(b).   |_|     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                Instruction A.2)

4(c).   |_|     Check box if this is the last time the issuer will be filing this Form.


5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities sold
                during the fiscal year pursuant to
                section 24(f):

                AllianceBernstein Tax-Managed
                Wealth Appreciation Strategy        $265,200,121

                AllianceBernstein Tax-Managed
                Balanced Wealth Strategy             $78,525,807

                AllianceBernstein Tax-Managed
                Wealth Preservation Strategy         $48,951,827

                AllianceBernstein Wealth
                Appreciation Strategy               $790,697,010

                AllianceBernstein Balanced
                Wealth Strategy                     $942,351,298

                AllianceBernstein Wealth
                Preservation Strategy               $428,911,468  $2,554,637,531


        (ii)    Aggregate price of securities redeemed
                or repurchased during the fiscal year:

                AllianceBernstein Tax-Managed
                Wealth Appreciation Strategy        $122,907,903

                AllianceBernstein Tax-Managed
                Balanced Wealth Strategy             $87,015,781

                AllianceBernstein Tax-Managed
                Wealth Preservation Strategy         $47,927,710

                AllianceBernstein Wealth
                Appreciation Strategy               $482,956,453

                AllianceBernstein Balanced
                Wealth Strategy                     $700,012,906

                AllianceBernstein Wealth
                Preservation Strategy               $265,408,508  $1,706,229,261


        (iii)   Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October 11,
                1995 that were not previously used to
                reduce registration fees payable to the
                Commission:

                AllianceBernstein Tax-Managed
                Wealth Appreciation Strategy                  $0

                AllianceBernstein Tax-Managed
                Balanced Wealth Strategy                      $0

                AllianceBernstein Tax-Managed
                Wealth Preservation Strategy                  $0

                AllianceBernstein Wealth
                Appreciation Strategy                         $0

                AllianceBernstein Balanced
                Wealth Strategy                               $0

                AllianceBernstein Wealth
                Preservation Strategy                         $0              $0


        (iv)    Total available redemption credits [add
                Items 5(ii) and 5(iii)]:

                AllianceBernstein Tax-Managed
                Wealth Appreciation Strategy        $122,907,903

                AllianceBernstein Tax-Managed
                Balanced Wealth Strategy             $87,015,781

                AllianceBernstein Tax-Managed
                Wealth Preservation Strategy         $47,927,710

                AllianceBernstein Wealth
                Appreciation Strategy               $482,956,453

                AllianceBernstein Balanced
                Wealth Strategy                     $700,012,906

                AllianceBernstein Wealth
                Preservation Strategy               $265,408,508  $1,706,229,261


        (v)     Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from 5(i)]:

                AllianceBernstein Tax-Managed
                Wealth Appreciation Strategy        $142,292,218

                AllianceBernstein Tax-Managed
                Balanced Wealth Strategy             ($8,489,974)

                AllianceBernstein Tax-Managed
                Wealth Preservation Strategy          $1,024,117

                AllianceBernstein Wealth
                Appreciation Strategy               $307,740,557

                AllianceBernstein Balanced
                Wealth Strategy                     $242,338,392

                AllianceBernstein Wealth
                Preservation Strategy               $163,502,960    $848,408,270


        (vi)    Redemption credits available for use in
                future years - if Item 5(i) is less
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:

                AllianceBernstein Tax-Managed
                Wealth Appreciation Strategy                  $0

                AllianceBernstein Tax-Managed
                Balanced Wealth Strategy                      $0

                AllianceBernstein Tax-Managed
                Wealth Preservation Strategy                  $0

                AllianceBernstein Wealth
                Appreciation Strategy                         $0

                AllianceBernstein Balanced
                Wealth Strategy                               $0

                AllianceBernstein Wealth
                Preservation Strategy                         $0              $0


        (vii)   Multiplier for determining registration
                fee (See Instruction C.9):          x $0.0000393    x $0.0000393


        (viii)  Registration fee due [multiply Item
                5(v) by Item 5(vii)] (enter "0" if no
                fee is due):

                AllianceBernstein Tax-Managed
                Wealth Appreciation Strategy           $5,592.08

                AllianceBernstein Tax-Managed
                Balanced Wealth Strategy                ($333.66)

                AllianceBernstein Tax-Managed
                Wealth Preservation Strategy              $40.25

                AllianceBernstein Wealth
                Appreciation Strategy                 $12,094.20

                AllianceBernstein Balanced
                Wealth Strategy                        $9,523.90

                AllianceBernstein Wealth
                Preservation Strategy                  $6,425.67      $33,342.45


6.      Prepaid shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
        here:                                                         N/A


        If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
        future fiscal years, then state that number here:             0


7.      Interest due - if this Form is being filed more than 90 days after the
        end of the issuer's fiscal year (see Instruction D):         $0

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:       $33,342.45


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 21, 2008


        Method of Delivery:

        |X|     Wire transfer

        |_|     Mail or other means

                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*
                                                 /s/ Christina A. Morse
                                                 ----------------------
                                                     Christina A. Morse
                                                     Assistant Clerk


Date  November 21, 2008



*Please print the name and title of the signing officer below the signature.









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